Stock-Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock-Based Compensation [Line Items]
Ordinary shares reserved for issuance	8,866,374	5,208,032
Number of ordinary shares	6,151,225
Vested shares		1,210,661
Recorded expenses (in Dollars)		$ 136,000
Unrecognized compensation costs (in Dollars)	$ 4,709,000
Recognized over a weighted-average period	3 years 3 months
Options granted	6,786,385
Weighted-average fair value of options (in Dollars per share)	$ 2.78	$ 2.36	$ 3.76
Total intrinsic value (in Dollars)	$ 1,677	$ 2,255	$ 9,390,000
Related Party [Member]
Stock-Based Compensation [Line Items]
Options granted			300,750
Related Party [Member]
Stock-Based Compensation [Line Items]
Options granted	5,886,385	479,505
RSU’s [Member]
Stock-Based Compensation [Line Items]
Recognized over a weighted-average period	2 years 4 months 17 days
Unrecognized compensation cost related to unvested RSUs (in Dollars)	$ 19,837,000
RSU's granted	4,797,929
RSU’s [Member] | Related Party [Member]
Stock-Based Compensation [Line Items]
RSU's granted	610,449	871,061	548,849
Stock Incentive Plans [Member]
Stock-Based Compensation [Line Items]
Number of ordinary shares	44,740,618	35,874,244
Stock Options [Member]
Stock-Based Compensation [Line Items]
Number of outstanding options not yet vested	5,106,333
Unrecognized compensation costs (in Dollars)	$ 3,347,000
Recognized over a weighted-average period	3 years 5 months 4 days
Vesting Date [Member]
Stock-Based Compensation [Line Items]
Vesting percentage	25.00%
Vesting Date [Member] | RSU’s [Member]
Stock-Based Compensation [Line Items]
Vesting percentage	25.00%
Minimum [Member]
Stock-Based Compensation [Line Items]
Stock options term	7 years
Maximum [Member]
Stock-Based Compensation [Line Items]
Stock options term	10 years